Equity - Schedule of Assumption of Black-Scholes Option Pricing Model (Details) (10-K) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Exercise price	$ 0.39	$ 0.20
Expected term	3 years 9 months	3 years 2 months 30 days
Risk-free interest rate	0.38%	2.43%
Estimated volatility	318.00%	533.64%
Expected dividend	0.00%	0.00%
Option price at valuation date	$ 0.31	$ 0.19
Minimum [Member]
Exercise price			$ 0.017
Expected term			3 years 2 months 30 days
Risk-free interest rate			1.35%
Estimated volatility			484.51%
Option price at valuation date			$ 0.16
Maximum [Member]
Exercise price			$ 0.27
Expected term			3 years 9 months
Risk-free interest rate			2.43%
Estimated volatility			533.64%
Option price at valuation date			$ 0.27